Related Party Transactions - Schedule of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 8,031	$ 6,599
Post-employment benefits	658	661
Equity settled stock based compensation (a non-cash expense)	3,555	3,709
Total executive compensation	24,772	21,612
Performance share units (PSUs) [member]
Disclosure of transactions between related parties [line items]
Equity settled stock based compensation (a non-cash expense)	$ 12,528	$ 10,643